INVENTORIES	12 Months Ended
Dec. 31, 2013
INVENTORIES
INVENTORIES

5.                                      INVENTORIES

	As of December 31
	2012	2013
Inventories
Finished goods	8,488	12,786
Raw materials	2,748	1,021
Work in process	126	5
	11,362	13,812

The finished goods included consignment inventories of $2,566 and $2,524 as of December 31, 2012 and 2013, respectively. The inventory reserve was $2,689 and $3,793 as of December 31, 2012 and 2013, respectively. The cost of revenue purchased from related parties was $308 for the year ended December 31, 2013.